Loans and other financial assets at amortized cost - Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Line Items]
Total	₩ 1,950,573	₩ 2,994,672
Due from banks in local currency
Cash and cash equivalents [Line Items]
Total	243,879	753,831
Due from banks in local currency | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(59)	(116)
Due from banks in local currency | Due from The Bank of Korea ("BOK") | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	0	160,000
Due from banks in local currency | Due from the depository banks | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	108,344	170,006
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	136	183
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	68	2,440
Due from banks in local currency | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	135,390	421,318
Due from banks in foreign currencies
Cash and cash equivalents [Line Items]
Total	1,706,694	2,240,841
Due from banks in foreign currencies | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(15,787)	(12,201)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	221,292	199,671
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	366,117	466,963
Due from banks in foreign currencies | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	₩ 1,135,072	₩ 1,586,408